Statement of Changes in Net Assets Available for Benefits - EBP 6.0	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributed to:
Participation in net income of Master Trust	$ 2,120,770,701
Interest income from notes receivable from participants	15,736,765
Contributions:
Rollovers	54,853,419
Participant	537,104,333
Employer	353,394,180
Total contributions	945,351,932
Total additions	3,081,859,398
Deductions from net assets attributed to:
Benefits paid to participants	1,262,754,778
Administrative expenses	3,957,156
Total deductions	1,266,711,934
Net increase prior to transfers	1,815,147,464
Net transfers within Master Trust	67,253,844
Net increase	1,882,401,308
Net assets available for benefits:
Beginning of year	12,400,546,182
End of year	$ 14,282,947,490